Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note 16.    Leases

The following table is a summary of amounts recognized in the consolidated statements of income for the years ended December 31, 2021, 2020 and 2019:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Depreciation of right-of-use assets	(75.0)	(94.8)	(98.9)
Interest expense on lease liabilities	(5.8)	(8.4)	(10.4)
Short-term lease costs	(1.8)	(2.4)	(4.4)
Sublease income	2.0	3.9	4.8

The table below shows the ending balance and depreciation of right-of-use assets by types of assets:

(In millions of €)	Real estate	Machinery and equipment	IT equipment	Office furniture and equipment	Vessels	Total
Net book value as of December 31, 2019	217.0	1.5	3.0	0.1	11.7	233.3
Costs	276.8	7.1	3.6	0.8	—	288.3
Accumulated depreciation	(88.9)	(3.6)	(1.6)	(0.1)	—	(94.2)
Accumulated impairment	(9.6)	—	—	—	—	(9.6)
Net book value as of December 31, 2020	178.3	3.5	2.0	0.7	—	184.5
Costs	368.2	2.2	6.1	10.3	—	386.8
Accumulated depreciation	(112.9)	(1.0)	(3.7)	(6.9)	—	(124.5)
Accumulated impairment	(10.4)	—	—	—	—	(10.4)
NET BOOK VALUE AS OF DECEMBER 31, 2021	244.9	1.2	2.4	3.4	—	251.9

In December 2020, net book value of right-of-use assets was €184.5 million which compares to €251.9 million as of December 31, 2021.

The variation is mainly explained by the change of headquarters during 2021 with the end of the Adria tower lease and the new Origine headquarters lease (right-of-use asset of €129.9 million). This increase is partially offset by the depreciation of the period from on-going contracts.

The following table is the lease liability recorded as of December 31, 2021 and 2020:

(In millions of €)	December 31, 2021	December 31, 2020
Non-current lease liabilities	236.9	202.3
Current lease liabilities	68.9	42.0
TOTAL LEASE LIABILITIES	305.8	244.3